Segment Information - Reconciliation to of Net Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			27 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Reconciliation of Adjusted EBITDA to income from continuing operations
Net Income (Loss)	$ 41,707	$ 46,631	$ 452,725	$ 343,096	$ 268,315
Interest expense, net	114,442	104,422	417,961	418,535	419,298
Provision (Benefit) for Income Taxes	10,080	14,640	176,290	29,609	59,931
Depreciation and amortization	183,615	165,642	680,422	652,069	658,201
Acquisition and Integration Costs	15,661	0	12,764	0	13,293
Restructuring Charges	0	39,811	206,426	194,396	48,597	$ 449,419
(Gain) loss on disposal/write-down of property, plant and equipment, net (including real estate)	(705)	(4,451)	(172,041)	(363,537)	(63,824)
Other expense (income), net, excluding our share of losses (gains) from our unconsolidated joint ventures	53,515	2,121	(205,746)	133,611	25,720
Stock-based compensation expense	11,341	10,733	61,001	34,272	36,194
Our share of Adjusted EBITDA reconciling items from our unconsolidated joint ventures	1,338	1,016	4,897	1,385	3,388
Adjusted EBITDA	$ 430,994	$ 380,565	$ 1,634,699	$ 1,475,721	$ 1,469,009